Net Loss Per Share ("EPS") (Details Textual)	6 Months Ended	12 Months Ended			6 Months Ended
	Jan. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2012 Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	270,883,228	94,643,712	115,875,372	44,892,383	82,654,887